February 20, 2014

This submission is being made solely to obtain identifiers for Service Shares and Capital Shares.

The Classes for which identifiers are needed are:

Federated Money Market Management series number S000009557; Service Shares

Federated Money Market Management series number S000009557; Capital Shares